Supplemental Disclosures (Schedule Of Cash Paid For Interest And Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Supplemental Disclosures [Abstract]
Interest	$ 412,643	$ 385,238
Income taxes	$ 11,504	$ 13,175